Taxes (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	$ 5,820	$ 4,995
Expenses of interest on capital	1,499	1,262
Proceeding related to income tax paid abroad	501	427
Goodwill amortization	961	805
Payments to Renova Foundation	753	652
Other	476	415
Total not recorded on statement of financial position	10,010	8,556
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	181	154
Total recorded on statement of financial position	181	154
Assessed [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	3,995	3,387
Expenses of interest on capital	1,499	1,262
Proceeding related to income tax paid abroad	501	427
Goodwill amortization	885	743
Payments to Renova Foundation	355	301
Other	476	415
Total not recorded on statement of financial position	7,711	6,535
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	181	154
Total recorded on statement of financial position	181	154
Potential [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	1,825	1,608
Expenses of interest on capital
Proceeding related to income tax paid abroad
Goodwill amortization	76	62
Payments to Renova Foundation	398	351
Other
Total not recorded on statement of financial position	2,299	2,021
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil
Total recorded on statement of financial position